Equity (Details) - Schedule of fair value of series A warrants - Series A Warrants [Member] - $ / shares		1 Months Ended	12 Months Ended
	Jul. 10, 2018	Jun. 30, 2022	Dec. 31, 2021
Equity (Details) - Schedule of fair value of series A warrants [Line Items]
Terms of warrants	48 months		12 months
Exercise price	$ 2.6	$ 1.18	$ 1.18
Risk free rate of interest	2.77%	0.04%	0.16%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	$ 2.03	$ 2.19	$ 2.19